Tax credits receivable	12 Months Ended
Nov. 30, 2024
Schedule Of Information About Unused And Unrecorded Non Refundable Federal Tax Credit [Abstract]
Tax credits and grants receivable
8.	Tax credits receivable

Tax credits receivable relate to eligible research and development expenditures under the applicable tax laws. The amounts recorded as receivables are subject to a government tax audit and the final amounts received may differ from those recorded. There are no unfulfilled conditions or contingencies associated with the government assistance received.
The Company has unused and unrecorded
non-refundable
federal tax credits which may be used to reduce future federal income tax payable and expire as follows:

2025	$243

2026	1,555

2027	2,142

2028	2,376

2029	1,601

2030	793

2031	555

2032	290

2033	192

2039	179

2040	305

2041	371

2042	637

2043	584

2044	306

$12,129